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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment / /; Amendment Number:
This Amendment (Check only one):	/ / is a restatement.
/ / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Attractor Investment Management Inc.
Address:	1440 Chapin Avenue, Suite 201 Burlingame, CA 94010

Form 13F File Number:    28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Harvey Allison
Title:	President
Phone:	(650) 685-8541
Signature, Place, and Date of Signing:
/s/ Harvey Allison	Burlingame, California	November 14, 2001
Report Type (Check only one):
/X/	13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).
/ /	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).
/ /	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	$1807 (thousands)
CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.
List of Other Included Managers:	None

Form 13F INFORMATION TABLE

									Voting Authority
Name of Issuer	Title of Class		Value x($1000)	Shrs Or Prn Amt	Sh/ Prn	Put/ Call	Investment Discretion	Other Managers
		Cusip							Sole	Shared	None
Simplex Solutions, Inc.	COM	828854109	1807	160591	SH		SOLE	N/A	160591

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Form 13F COVER PAGE
Form 13F SUMMARY PAGE
Form 13F INFORMATION TABLE